Significant Events During the Reporting Period	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Events During the Reporting Period [Line Items]
Significant Events During the Reporting Period

Note 8 — Significant Events During the Reporting Period

A. On January 8, 2026, Legacy Cyabra received a $200 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or January 22, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. The note was repaid at the closing of the business combination.

B. On February 5, 2026, Legacy Cyabra received a $1,000 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or February 18, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. As of the date of these financial statements, this note was due but was not yet repaid.

C. On January 14, 2026, Legacy Cyabra received a bridge loan from the Bank in the amount of $524 thousand. The loan bears interest of 10.50% per year and was repaid on January 31, 2026.

D. On February 5, 2026, Holdings entered into additional subscription agreements with certain investors providing for an additional $2.0 million private placement investment in Holdings. Such additional PIPE Investment was entered into on substantially the same terms as the previously disclosed $6.0 million PIPE financing. As a result of the additional PIPE investment, the total committed PIPE financing has been increased to $8.0 million.

E. On March 2, 2026, Legacy Cyabra received a bridge loan from the Bank in the amount of $131 thousand. The loan bears interest of 10.50% per year and will be repaid on March 16, 2026. The loan was repaid and received again, bearing an interest of 11% per year, and was repaid on March 26, 2026.

F. On March 9, 2026, Legacy Cyabra received $450 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 19, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. As of the date of these financial statements, this note was due but was not yet repaid.

G. On March 13, 2026, Legacy Cyabra received $350 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 27, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. The note was repaid at the closing of the business combination.

Note 21 — Subsequent Events

A. On January 8, 2026, the Company received $200 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or January 22, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. As of the date of these financial statements, this note was due but was not yet repaid.

B. On February 5, 2026, the Company received $1,000 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or February 18, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. As of the date of these financial statements, this note was due but was not yet repaid.

C. On January 14, 2026, the Company received a bridge loan from the Bank in the amount of $524 thousand. The loan bears interest of 10.50% per year and was repaid on January 31, 2026.

D. On February 5, 2026, Holdings entered into additional subscription agreements with certain investors providing for an additional $2.0 million private placement investment in Holdings. Such additional PIPE investment was entered into on substantially the same terms as the previously disclosed $6.0 million PIPE financing. As a result of the Additional PIPE Investment, the total committed PIPE financing has been increased to $8.0 million.

E. On February 10, 2026, the board of directors of the Company approved a grant of a total of 18,200 options to the Company’s employees.

F. On March 2, 2026, the Company received a bridge loan from the Bank in the amount of $131 thousand. The loan bears interest of 10.50% per year and will be repaid on March 16, 2026. The loan was repaid and received again, bearing an interest of 11% per year, and will be repaid on March 26, 2026.

G. On March 9, 2026, the Company received $450 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 19, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note.

H. On March 13, 2026, the Company received $350 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 27, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note.

TRAILBLAZER HOLDINGS, INC. [Member]
Significant Events During the Reporting Period [Line Items]
Significant Events During the Reporting Period

NOTE 7. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

During January, February and March 2026, Cyabra issued to Alpha Capital Anstalt promissory notes in the aggregate amount of $2.0 million, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of Cyabra or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the closing of the Business Combination with Trailblazer. The accrued interest will be repaid in cash in accordance with the terms of the note.

On January 20, 2026, Arie Rabinowitz resigned as a director and the Chief Executive Officer of Trailblazer. Mr. Rabinowitz’s resignation was not the result of any disagreement between him and Trailblazer, the Board of Directors, or any committee of the Board of Directors on any matter. On the same day, Mr. Rabinowitz also resigned as the Chief Executive Officer and sole director of Holdings.

On January 21, 2026, the Board of Directors of Trailblazer appointed Yosef Eichorn as its Chief Executive Officer, and as the Chief Executive Officer and sole director of Holdings. Mr. Eichorn is also currently the Chief Development Officer of Trailblazer.

On February 5, 2026, the Company entered into additional subscription agreements with certain investors providing for an additional $2.0 million private placement investment in Holdings Series B Preferred Stock and warrants (the “Additional PIPE Investment”). The Additional PIPE Investment was entered into on substantially the same terms as the previously disclosed $6.0 million PIPE Investment. As a result of the Additional PIPE Investment, the total committed PIPE financing has been increased to $8.0 million.